Stock-Based Compensation Plans - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Stock-Based Compensation Plans
Number of Stock Options Outstanding (in shares), Beginning	1,568,551	1,593,433
Weighted-Average Exercise Price (in dollars per share), Beginning	$ 52.31	$ 45.54
Weighted-Average Remaining Contractual Life (years)	3 years 9 months 18 days	3 years 10 months 24 days	4 years 1 month 6 days
Aggregate Intrinsic Value	$ 91.6	$ 54.8	$ 45.7
Granted, shares (in shares)	280,658	278,845	356,014
Granted, weighted-average exercise price (in dollars per share)	$ 88.82	$ 79.80
Exercised, shares (in shares)	(332,109)	(285,808)
Exercised, weighted-average exercise price (in dollars per share)	$ 37.25	$ 33.06
Forfeited, shares (in shares)	(15,199)	(17,919)
Forfeited, weighted-average exercise price (in dollars per share)	$ 77.06	$ 62.30
Number of Stock Options Outstanding (in shares), Ending	1,501,901	1,568,551	1,593,433
Weighted-Average Exercise Price (in dollars per share), Ending	$ 61.06	$ 52.31	$ 45.54
Vested or expected to vest, shares (in shares)	1,501,901
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 61.06
Vested or expected to vest, weighted-average remaining contractual life (Year)	3 years 9 months 18 days
Vested or expected to vest, aggregate intrinsic value	$ 91.6
Exercisable, shares (in shares)	1,091,499
Exercisable, weighted-average exercise price (in dollars per share)	$ 54.70
Exercisable, weighted-average remaining contractual life (Year)	3 years 3 months 18 days
Exercisable, aggregate intrinsic value	$ 73.5